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                           NICHOLAS-APPLEGATE MUTUAL FUNDS
                            600 West Broadway, 30th Floor
                             San Diego, California 92101

                                   August 18, 1997

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

    Re:  Nicholas-Applegate Mutual Funds
         Rule 497(j) Certificate
         File Nos. 811-7428, 33-56094
         CIK No. 0000895430

Ladies and Gentlemen:

         This is in reference to the prospectuses included as part of Post-Effective Amendment No. 46 to the Form N-1A Registration Statement of Nicholas-Applegate Mutual Funds (the "Fund"), which became effective on July 29, 1997. The Fund hereby certifies that the forms of prospectuses that would have been filed with the Commission pursuant to Rule 497(c) under the Securities Act of 1933 would not have differed from those contained in the Amendment, and that the text of the most recent amendment to such Registration Statement has been filed electronically.

                                       Very truly yours,

                                       /s/ Charles Field
                                       -------------------
                                       Assistant Secretary